Capital Management (Tables)	12 Months Ended
Dec. 31, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
Schedule of total capital	For regulatory reporting purposes under the LICAT framework, there were further adjustments, including goodwill, non-life investments, and others as prescribed by OSFI, to the total capital figure presented in the table below:

As at December 31,	2022	2021
Subordinated debt	$6,676	$6,425
Innovative capital instruments(1)	200	200
Equity:
Preferred shares and other equity instruments	2,239	2,239
Common shareholders’ equity(2)	25,211	24,075
Participating policyholders’ equity	1,837	1,700
Non-controlling interests’ equity	90	59
Total capital	$36,253	$34,698

(1)    Innovative capital instruments are SLEECS issued by SLCT I (Note 13). SLCT I is not consolidated by us.
(2)    Common shareholders' equity is equal to Total shareholders' equity less Preferred shares and other equity instruments